Bank Loans (Recorded Balances Of Loans and Amount Of Allowance Allocated Based Upon Impairment Method by Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	$ 3,375	$ 187
Allowance for Loan Losses, Collectively Evaluated for Impairment	41,788	29,600
Allowance for Loan Losses, Total	45,163	29,787	$ 20,731
Recorded Investment in Loans, Individually Evaluated for Impairment	26,934	519
Recorded Investment in Loans, Collectively Evaluated for Impairment	5,610,631	3,180,065
Recorded Investment in Loans, Total	5,637,565	3,180,584
Commercial And Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	2,392
Allowance for Loan Losses, Collectively Evaluated for Impairment	32,735	24,748
Allowance for Loan Losses, Total	35,127	24,748	16,609
Recorded Investment in Loans, Individually Evaluated for Impairment	16,815
Recorded Investment in Loans, Collectively Evaluated for Impairment	1,693,584	1,216,656
Recorded Investment in Loans, Total	1,710,399	1,216,656
Securities-Based Loans [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Collectively Evaluated for Impairment	3,094	1,607
Allowance for Loan Losses, Total	3,094	1,607	1,099
Recorded Investment in Loans, Collectively Evaluated for Impairment	1,614,033	1,388,953
Recorded Investment in Loans, Total	1,614,033	1,388,953
Consumer [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	6	14
Allowance for Loan Losses, Collectively Evaluated for Impairment	123	91
Allowance for Loan Losses, Total	129	105	156
Recorded Investment in Loans, Individually Evaluated for Impairment	6	14
Recorded Investment in Loans, Collectively Evaluated for Impairment	45,385	36,832
Recorded Investment in Loans, Total	45,391	36,846
Residential Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	24	24
Allowance for Loan Losses, Collectively Evaluated for Impairment	2,636	1,217
Allowance for Loan Losses, Total	2,660	1,241	787
Recorded Investment in Loans, Individually Evaluated for Impairment	178	182
Recorded Investment in Loans, Collectively Evaluated for Impairment	2,161,222	428,950
Recorded Investment in Loans, Total	2,161,400	429,132
Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	722
Allowance for Loan Losses, Collectively Evaluated for Impairment	641	264
Allowance for Loan Losses, Total	1,363	264	232
Recorded Investment in Loans, Individually Evaluated for Impairment	9,522
Recorded Investment in Loans, Collectively Evaluated for Impairment	69,189	92,623
Recorded Investment in Loans, Total	78,711	92,623
Home Equity Lines Of Credit [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Individually Evaluated for Impairment	231	149
Allowance for Loan Losses, Collectively Evaluated for Impairment	140	141
Allowance for Loan Losses, Total	371	290	267
Recorded Investment in Loans, Individually Evaluated for Impairment	413	323
Recorded Investment in Loans, Collectively Evaluated for Impairment	14,595	12,152
Recorded Investment in Loans, Total	15,008	12,475
Construction And Land [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Collectively Evaluated for Impairment	232	78
Allowance for Loan Losses, Total	232	78
Recorded Investment in Loans, Collectively Evaluated for Impairment	12,623	3,899
Recorded Investment in Loans, Total	12,623	3,899
Qualitative [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Collectively Evaluated for Impairment	2,187	1,454
Allowance for Loan Losses, Total	$ 2,187	$ 1,454	$ 1,581